Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities.
Schedule of current and non current lease liabilities

	2021	2020
	$’000	$’000
Current	50,560	28,246
Non-current	325,541	286,501
Total lease liabilities	376,101	314,747

Schedule of reconciliation of cash and non-cash changes

	2021	2020	2019
	$’000	$’000	$’000

At January 1	314,747	184,494	204,065
Additions through business combinations (note 31)	44,557	131,651	—
Additions through new leases or remeasurements	131,438	65,070	47,469
Interest and finance charges for lease liabilities (note 11)	32,826	27,384	16,024
Payments for the principal of lease liabilities	(63,324)	(39,153)	(58,330)
Interest paid for lease liabilities	(32,923)	(19,239)	(11,634)
Remeasurements or terminations*	(30,978)	(15,380)	(8,018)
Effects of movement in exchange rates	(20,242)	(20,080)	(5,082)
Closing balance – December 31	376,101	314,747	184,494

Schedule of amount recognized in the statement of income

	2021	2020	2019
	$'000	$'000	$'000

Interest on lease liabilities (note 11)	32,826	27,384	16,024
Expenses relating to short term leases and low value assets (note 7)	11,165	7,543	3,547
Depreciation for right of use assets (note 14)	60,685	54,089	38,130
Total for the year ended	104,676	89,016	57,701

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 - 3	4 – 5	Over 5
	value	cash flows	1 year	years	years	years
	$'000	$'000	$'000	$'000	$'000	$'000
2021
Lease liabilities	376,101	700,877	54,303	106,015	99,573	440,986

2020
Lease liabilities	314,747	453,590	39,677	152,386	44,294	217,233